NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income (loss) attributable to common stockholders - Basic	$ (11,238,803)	$ (3,548,962)	$ (17,226,044)	$ (9,353,340)
Denominator:
Weighted-average common shares outstanding used in basic calculation	16,115,254	24,713,218	16,071,719	24,611,666	10,021,632	3,957,783
Weighted-average common shares outstanding used in diluted calculation	16,115,254	24,713,218	16,071,719	24,611,666	10,021,632	3,957,783
Basic earnings per share	$ (0.70)	$ (0.14)	$ (1.07)	$ (0.38)	$ (0.71)	$ (1.51)
Diluted earnings per share	$ (0.70)	$ (0.14)	$ (1.07)	$ (0.38)	$ (0.71)	$ (1.51)
Shares excluded from diluted earnings per share due to their anti-dilutive effect	40,950,105	12,463,950	40,950,105	12,463,950	9,691,497	12,737,670